CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  May 23, 2008


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                     Re: Van Kampen Unit Trusts, Series 687
                         File No. 333-148919 CIK #1369522
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Ladies/Gentlemen:

   On behalf of Van Kampen Funds Inc., depositor, sponsor and principal underwriter of Van Kampen Unit Trusts, Series 687 (the "Fund") there is enclosed Amendment No. 4 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission on January 29, 2008, was first amended on May 7, 2008, a second amendment was filed on May 14, 2008 and a third amendment was filed today, May 23, 2008. We received additional comments from the staff of the Commission in a telephone conversation between Jeffrey Long of the Commission and Scott Anderson of our firm today, May 23, 2008. This letter responds to those comments.

COMMENT

   The staff of the Commission requested that the Fund portfolio be revised to comply with Rule 12-12 under Regulation S-X.

RESPONSE

   Revisions have been made to pages 6 and 7 in accordance with the staff's comment.

   We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

   We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Mark J. Kneedy at (312) 845-3787.

                                                               Very truly yours,


                                                          CHAPMAN AND CUTLER LLP